Annual Operating Expenses {- Fidelity® Stock Selector Large Cap Value Fund} - 01.31 Fidelity Stock Selector Large Cap Value Fund AMCIZ PRO-16 - Fidelity® Stock Selector Large Cap Value Fund	Apr. 01, 2022
Fidelity Stock Selector Large Cap Value Fund-Class A
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.53%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.28%
Total annual operating expenses	1.06%
Fidelity Stock Selector Large Cap Value Fund-Class M
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.53%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.29%
Total annual operating expenses	1.32%
Fidelity Stock Selector Large Cap Value Fund-Class C
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.53%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.35%
Total annual operating expenses	1.88%
Fidelity Stock Selector Large Cap Value Fund - Class I
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.22%
Total annual operating expenses	0.75%
Fidelity Stock Selector Large Cap Value Fund-Class Z
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.65%